UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end:  October 31, 2009

Date of reporting period:  October 31, 2009

Item 1.  Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2009

BMC FUND, INC.

TABLE OF CONTENTS

Page No.

Letter to Shareholders – Management’s Discussion of Fund Performance	1

Graphic Presentation of Portfolio Holdings and Sector Diversification	3

Federal Income Tax Information	4

Supplemental Information	4

Report of Independent Registered Public Accounting Firm	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes In Net Assets	8

Notes to Financial Statements	9

Directors and Officers	17

Additional Information	21

Financial Highlights	22

Schedule of Investments	23

Schedule of Open Written Option Contracts	35

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

What a difference a year makes!  After one of the worst declines in market history, equities bounced back with a vengeance across the globe, driven by unprecedented monetary and fiscal stimulus from policymakers worldwide. For the twelve months ending October 31, 2009, BMC Fund, Inc. (the “Fund”) appreciated 14.8%, a full 5% better than the S&P 500 with a significantly lower risk profile and lower realized volatility.

As we believed that markets began a “bottoming process” in October of last year, we began our own fiscal year conservatively positioned across four major asset classes: global equities, fixed income, alternative investments, and cash equivalents.  Extreme levels of volatility at the time provided us with a tremendous opportunity to enhance income for our shareholders by selling options. Specifically, by selling put options on various indices and high quality equities, we were paid a handsome premium for holding ourselves out as willing buyers at levels that we considered very attractive prices.  This strategy generated significant income for the Fund over the course of the year, but did not result in an increased allocation to stocks, as global central bank efforts to reflate asset prices arrested the free fall in risk assets and prevented what may have been The Great Depression 2.0.

Despite enjoying remarkable rebound since the March low valuations, we remain cautious on the future.  Government regulation, borrowing and money printing cannot bode well for the economy long term.

Importantly, our cautious stance is not dependent upon a particularly dire “macro forecast” as risk clearly outweighs reward at today’s valuations, even assuming a “normal” post-war recovery and benign economic environment. While stocks are “cheap” compared to record overvaluations of 2000 and 2007 (and well off the highs reached in those periods), markets are still overvalued to a level from which uninspiring long-term returns have always followed.

Our long term objectives remain the same, despite dramatic changes in the investment landscape over the years.  We believe our focus on capital preservation and consistent growth and income will serve our shareholders well despite the increased risk levels associated with the journey towards a “new normal.”  Against this backdrop, we are particularly excited about the prospect for high quality equities in the years ahead.  Many of the strongest franchises around the globe today trade at valuations not seen in decades, despite their pristine balance sheets, consistent return on capital and ongoing earnings growth.  As this year’s liquidity-driven junk rally left quality stocks at the starting gate, high-quality equities simply look cheap, and are priced to deliver near double digit excess returns over their lower-quality brethren.

As Seth Klarman reminds us, The best investors do not target return; they focus first on risk, and only then decide whether the projected return justifies taking each particular risk.  We like the idea of owning quality in the “new normal” given the risks associated with extended periods of deleveraging.  In the long run, high quality stocks have proven to be the one “free lunch” offered by Mr. Market – superior risk-adjusted returns.

During the year ended October 31, 2009, the Fund paid the following dividends per share:

December 10, 2008 to shareholders of record November 25, 2008	$1.12
March 10, 2009 to shareholders of record February 25, 2009	.25
June 10, 2009 to shareholders of record May 25, 2009	.15
September 10, 2009 to shareholders of record August 31, 2009	.20

Total	$1.72

The Fund paid a dividend of $0.20 per share on December 10, 2009 to shareholders of record November 25, 2009.

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at October 31, 2009 with a total market value of $105,257,784.

Paul H. Broyhill, Chairman and
    Chief Executive Officer

M. Hunt Broyhill, President

BMC Fund, Inc. Portfolio Holdings

Fixed Income
2.94%
Preferred Stocks
0.49%
Cash Equivalents
20.44%
Common Stocks
30.41%
Other Investments
10.35%
Option Contracts
0.10%
Stock Mutual Funds
11.57%
Bond Mutual Funds
23.70%

BMC Fund, Inc. Sector Diversification (% of common stocks)

(excludes investment in affiliate)

Utilities
5.59%
Consumer Discretionary
6.47%
Telecom Services
10.82%
Consumer Staples
11.22%
Materials
2.87%
Information Technology
10.29%
Energy
23.63%
Industrials
7.73%
Health Care
13.84%
Financials
7.54%

FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (October 31, 2009) as to the federal tax status of dividends paid by the Fund during such fiscal year.  Accordingly, we are advising you that during the year ended October 31, 2009, the Fund paid distributions to its shareholders totaling $1.72 per share, comprised of $.77 per share ordinary income and $.95 retained earnings prior to becoming an investment company which are taxable as ordinary income.  The shareholders are furnished a Form 1099 in January of each year, which details the federal tax status of dividends paid by the Fund during the calendar year.  There were no undistributed capital gains during the fiscal year.

SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Paul Broyhill has had such responsibility since the inception of the Fund.  Messrs. Landry and Hunt Broyhill have had such responsibility since 2001.  Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JPMorgan Private Bank from January 1999 until February 2005.  At JPMorgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has had such responsibility since February 2006, and has served the Fund in other capacities since 1995.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and
Shareholders of BMC Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the BMC Fund, Inc. (the “Company”), including the schedules of investments, as of October 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, and the seven months ended October 31, 2002, and the years ended March 31, 2002, and 2001.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended March 31, 2000, were audited by other auditors whose report dated May 19, 2000, expressed an unqualified opinion on the financial highlights for that year.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As explained in note 2, the financial statements include investments valued at $11,406,675 (10.9 percent of net assets), whose fair values have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based upon information provided by the Fund’s managers or the general partners.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, and the seven months ended October 31, 2002, and the years ended March 31, 2002, and 2001, in conformity with accounting principles generally accepted in the United States of America.

Charlotte, North Carolina
December 23, 2009

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009

ASSETS AT MARKET VALUE:
Investment securities (cost - $109,969,667)	$104,731,153
Investments in affiliate - wholly owned subsidiary (equity value $484,798)	526,631
Cash and short-term investments	108,363
Receivables, accrued interest and dividends	153,439
Other assets	36,388

Total assets	105,555,974

LIABILITIES:
Call options written, at fair value (premiums received $130,848)	89,935
Payable to broker	765,910
Accounts payable and accrued expenses	6,807
Accounts payable to affiliates	90,633

Total liabilities	953,285

NET ASSETS AT OCTOBER 31, 2009 - EQUIVALENT TO $21.20 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$104,602,689

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	80,136,113
Undistributed net investment income	377,544
Realized loss on investments	(616,319)
Undistributed nontaxable gain	5,194,714
Unrealized depreciation of investments	(5,155,768)

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$104,602,689

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2009

INVESTMENT INCOME:
Income:
Interest - fixed income	$182,934
Other interest and dividends	3,479,908
Equity in losses of wholly-owned subsidiary	(91,170)

Total income	3,571,672

Expenses:
Legal and professional fees	67,358
Directors' fees (Note 8)	61,000
Investment expense	108,372
Salaries	612,394
Property and liability insurance	59,611
Depreciation expense	4,466
Taxes and licenses	109,666
Rent	42,772
Office supplies and expense	38,433
Dues and subscriptions	62,949
Travel and entertainment	12,184

Total expenses	1,179,205

Investment income, net	2,392,467

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold - net	319,550
Unrealized appreciation of investments for the period - net	7,801,751

Net gain on investments	8,121,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,513,768

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2009 and 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Investment income, net	$2,392,467	$3,578,112
Realized gains (losses) from investment securities sold - net	319,550	(935,869)
Unrealized appreciation (depreciation) of investments for the year - net	7,801,751	(53,225,219)

Net increase in net assets resulting from operations	10,513,768	(50,582,976)

Distributions to shareholders from:
Net realized gain on investment securities	-	(7,018,329)
Net investment income	(4,552,385)	(5,117,542)
Retained earnings prior to becoming an investment company	(3,932,858)	-
P. B. Realty, Inc. spin off	-	(13,681,803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,028,525	(76,400,650)

NET ASSETS AT BEGINNING OF YEAR	102,574,164	178,974,814

NET ASSETS AT END OF YEAR (Including undistributed net investment income: 2009 - $377,544; 2008 - $2,537,462)	$104,602,689	$102,574,164

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the year ended October 31, 2009, the Company purchased and sold securities in the amount of $80,605,191 and $58,528,889 (excluding short-term investments and options), respectively.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

C. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

E. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H. Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of October 31, 2009.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,097,204	$-	$-	$3,097,204
Mutual Funds
Bond Mutual Funds	24,925,360	-	-	24,925,360
Stock Mutual Funds	12,174,218	-	-	12,174,218
Other Investments
Limited Partnerships	-	-	10,880,044	10,880,044
Warrants	438	-	-	438
Common Stocks
Common Stocks – Publicly Traded	31,456,688	-	-	31,456,688
Common Stocks – Affiliate	-	-	526,631	526,631
Call Options	(11,935)	-	-	(11,935)
Put Options	116,500	-	-	116,500
Preferred Stocks	510,300	-	-	510,300
Short-term Investments	21,492,401	-	-	21,492,401
Total Investments	$93,761,174	$-	$11,406,675	$105,167,849

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the year ended October 31, 2009, for all Level 3 assets that are measured at fair value on a recurring basis.

Fair Value Measurement Using Significant Unobservable Inputs
Balance at October 31, 2008	$12,126,307
Purchases	3,500,000
Sales	(4,344,060)
Total realized and unrealized gains or losses	124,428
Balance at October 31, 2009	$11,406,675

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2009, were as follows:

Gross appreciation (excess of value over tax cost)	$7,832,169
Gross depreciation (excess of tax cost over value)	(12,987,937)
Net unrealized depreciation	$(5,155,768)
Cost of investments for income tax purposes	$110,323,617

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

4.	INVESTMENT IN AFFILIATE

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock.  The Company held at least five percent of the outstanding voting stock of the following company during the period ended October 31, 2009.

Issuer	Number of Shares Held 10/31/09	Amount of Equity In Net Loss For the Period	Dividends (1)	Value at 10/31/09

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$(91,170)	$-	$526,631

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the  investment account since BMC Fund, Inc. is  accounting  for its investment  in the subsidiary company on the equity method.

5.	CALL OPTIONS WRITTEN

As of October 31, 2009, portfolio securities valued at $2,294,525 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended October 31, 2009 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2008	-	$-
Options written	31,275	4,172,296
Options terminated in closing purchase transactions	(4,704)	(1,113,791)
Options expired	(23,625)	(2,609,257)
Options exercised	(2,476)	(318,400)
Options outstanding at October 31, 2009	470	$130,848

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2008, a distribution of $1.12 per share was paid to shareholders of record on November 25, 2008.

On March 10, 2009, a distribution of $0.25 was paid to shareholders of record on February 25, 2009.

On June 10, 2009, a distribution of $0.15 was paid to shareholders of record on May 25, 2009.

On September 10, 2009, a distribution of $.20 per share was paid to shareholders of record on August 31, 2009.

The Company conducted a spin-off of P. B. Realty, Inc. effective October 31, 2008, the amount below reflects the tax value of the units distributed.

The tax character of distributions paid during 2009 and 2008 was as follows:

	2009	2008
Distributions paid from:
Ordinary income	$3,794,348	$4,306,882
Long-term capital gains	-	7,471,580
P. B. Realty spin off	-	18,771,472
Retained earnings prior to becoming an investment company	4,690,895	357,409
	$8,485,243	$30,907,343

As of October 31, 2009, there were no components of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles.  The difference for the period ended October 31, 2009 reflects $377,544 of undistributed net investment income under generally accepted accounting principles.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

7.	NEW ACCOUNTING STANDARDS

In June 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2009-01, an update to the accounting standards for Generally Accepted Accounting Principles, - amendments based on The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles.  The Codification became the source of authoritative United States Generally Accepted Accounting Principles recognized by the FASB to be applied by nongovernmental entities and supersedes all non-SEC accounting and reporting standards.  This update is effective for financial statements issued for interim and annual financial statements ending after September 15, 2009.  The Company adopted this update during the fourth quarter of 2009, and the adoption did not have a material effect on the financial statements.

In September 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2009-12, Fair Value Measurements and Disclosures which addresses investments in certain entities that calculate net asset value per share and is effective for interim and annual periods ending after December 15, 2009.  The Company plans to adopt the ASU 2009-12 during the first quarter of 2010 and believes that is will not have a material effect on the financial statements.

8.	LINE OF CREDIT

On February 27, 2009, the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $5,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments.  The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points.  The Company will pay a commitment fee of 25 basis points on any unused balance.  As of October 31, 2009, the Company had no borrowings from this line of credit, which expires on March 31, 2010.

9.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board.  The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone.  Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting.  In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2009

10.	RELATED PARTIES

The Company owns one wholly-owned subsidiary, Broyhill Industries, Inc.  During the year, the Fund contributed an additional $10,000 of capital to Broyhill Industries, Inc.

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc.  The expense associated with this related party lease for the year ended October 31, 2009 amounted to $42,773.  Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services.  This service is provided at no cost to the Company.  All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company.  The outstanding payable related to these transactions at October 31, 2009 was $90,633.

11.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues.  These selected securities have an aggregate cost basis of $8,001,109 and have been assigned no value at October 31, 2009.

12.	REVIEW FOR SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Company as of and for the year ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 23, 2009 the date the financial statements were issued, have been evaluated by the Company’s management for possible adjustment and/or disclosure.  Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2009 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director
James T. Broyhill (82) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005
Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)
None

M. Hunt Broyhill (45) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007
President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Affinity Fund, LLC (2008-present), Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)
None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2009 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director
Paul H. Broyhill (85) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976
Director, Chairman  and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)
None

Jan E. Gordon (58) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Michael G. Landry (63) 2501 Barcelona Drive Ft. Lauderdale, FL 33301	Director Vice President and Chief Investment Officer	Since 1993 Since 2001
Director; Vice President and Chief Investment Officer of the Fund (2001-present); Investment Committee Chairman, Hudson Fairfax India Fund (2006-2008); CEO of Mackenzie Investment Management, Inc., Chairman of Ivy Funds and Executive Vice President of Mackenzie Financial Fund (1987-1999)
None

Allene B. Stevens (87) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2009 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director
R. Donald Farmer (62) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (60) 6525 Robin Hollow Drive Charlotte, NC 28227	Director	Since 2008	President and Chief Banking Officer of NewDominion Bank (2005-present); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Gene A. Hoots (70) 3524 Kylemore Court Charlotte, NC 28210	Director	Since 1987	Chairman Emeritus, CornerCap Investment Counsel, a registered investment adviser serving private and pension fund clients (since 2001)	None

Brent B. Kincaid (78) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (78) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None

L. Glenn Orr, Jr. (70) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	Managing Director, The Orr Group, an investment banking firm (since 1995)	Highwoods Properties, Inc.; Medical Properties Trust

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2009 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Officer
Boyd C. Wilson, Jr. (57) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006
Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)
Bank of Granite Corporation

Carol Frye (52) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001
Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)
None

BMC FUND, INC.
ADDITIONAL INFORMATION
Year Ended October 31, 2009 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com;  and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Three Years in the Period Ended March 31, 2002

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the three years in the period ended March 31, 2002.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	2009	2008	2007	2006	2005	2004	2003	Seven Months Ended October 31, 2002		2002	2001		2000

Net asset value, beginning of period	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44	$31.84		$29.01
Net investment income	0.48	0.73	0.78	1.06	0.88	0.82	0.95	0.59		1.13	1.31		2.11
Net gains (losses) on investments	1.65	(10.98)	4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)	(2.13)		2.11
Total from investment operations	2.13	(10.25)	5.03	3.49	3.36	2.90	4.71	(2.86)		0.83	(0.82)		4.22
Less distributions:
Dividends from net investment income	0.92	1.04	2.03	2.37	-	0.65	0.45	0.56		0.84	1.58		1.10
Distributions from capital gains	-	1.42	0.27	0.41	1.46	0.48	0.55	0.07		0.48	-		0.29
Distributions from retained earnings	0.80	-	-	-	-	-	-	-		-	-		-
P. B. Realty, Inc. Spin-off	-	2.78	-	-	-	-	-	-		-	-		-
Total distributions	1.72	5.24	2.30	2.78	1.46	1.13	1.00	0.63		1.32	1.58		1.39
Net asset value, end of period	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95	$29.44		$31.84

Per share market value, end of period[1]	$16.75	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00	$26.00		$26.00

TOTAL INVESTMENT RETURN[2]	12.72%	(39.42)%	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85	)% *	3.20%	(3.15	) %	16.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$104,603	$102,574	$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811	$145,221		$157,057
Ratio of expenses to average net assets[3]	1.18%	1.02%	0.75%	0.73%	0.60%	0.73%	0.73%	0.71	% *	0.62%	0.49%		0.40%
Ratio of net investment income to average net assets[3]	2.40%	2.37%	2.26%	3.20%	2.77%	2.70%	3.52%	3.78	%*	3.91%	4.23%		6.99%
Portfolio turnover rate	69.62%	67.44%	51.23%	48.22%	57.54%	40.10%	52.51%	31.95%		67.18%	33.65%		94.21%

1Unaudited - Based on stock trades, which are very limited, during that year.
2Unaudited - Computed as follows:  income from investment operations divided by per share market value.
3Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2009

Debt Issuer		Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,3]	7.875%	3/1/2004	$1,000,000	$951,731	$480,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
COOPER TIRE & RUBBER CO.		7.750%	12/15/096	500,000	500,000	500,000
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY		2.500%	5/15/2011	250,000	218,718	237,188
MINEFINDERS CORP CONV BOND		4.500%	12/15/2011	250,000	234,942	254,375
AK STEEL		7.750%	6/15/2012	500,000	432,418	501,250
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	558,095	616,038	630,016
NII HOLDINGS INC		2.750%	8/15/2025	500,000	461,081	494,375

TOTAL INVESTMENTS IN FIXED INCOME				$10,058,095	$9,914,928	$3,097,204	2.96%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME FUND	100,000.00	$547,920	$604,000
AUSTRALIA CURRENCY SHARES	1,000.00	77,945	90,200
CALAMOS CONVERTIBLE & HIGH INCOME FUND	25,000.00	240,765	275,250
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	342,000
EATON VANCE FLOATING RATE INCOME TRUST	25,000.00	320,632	312,750
FIDELITY US BOND INDEX	192,678.23	2,000,000	2,150,289
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	213,415
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	180,930
HARBOR BOND FUND INSTITUTIONAL CLASS	108,006.50	1,250,000	1,345,761
ING PRIME RATE TRUST	100,000.00	441,710	502,000
ISHARES BARCLAY TIPS BOND	15,000.00	1,496,134	1,560,150
ISHARES BARCLAYS 20+ YR TREASURY BOND FUND	5,000.00	523,149	478,900
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND FUND	15,000.00	1,512,420	1,585,200
ISHARES IBOXX HIGH YIELD CORPORATE BOND	15,000.00	1,231,883	1,277,700
JANUS TRITON FUND J SHARES	14,111.01	150,000	163,688
JOHN HANCOCK PREFERRED INCOME FUND	10,000.00	157,204	157,200
LOOMIS SAYLES FDS BOND FUND INSTITUTIONAL SHARES	48,495.81	612,500	630,930
NUVEEN FLOATING RATE INCOME FUND	25,000.00	236,752	227,250
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	59,253.87	450,000	472,253
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	163,250
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	32,824.00	350,000	368,614
PIMCO STRATEGIC GLOBAL GOVERNMENT FUND	15,000.00	146,148	146,850
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	488,758.55	5,000,000	5,347,019
SPDR DB INTL. GOVT. INFLATION-PROTECTED BOND FUND	20,000.00	1,059,735	1,133,400
TEMPLETON GLOBAL INCOME FUND	25,000.00	199,625	224,000
VAN KAMPEN SENIOR INCOME TRUST	150,000.00	540,955	586,500
VANGUARD INTERM-TERM INVESTMENT-GRADE	274,750.29	2,300,000	2,659,583
VANGUARD GNMA FUND - ADMIRAL SHARES	46,904.36	500,000	505,629
VANGUARD HI-YLD CORP FUND INVESTOR SHARES	101,579.29	500,000	544,465
WESTERN ASSET/CLAYMORE INF-LINKED OPPOR & INCOME	25,000.00	296,508	299,250
WESTERN ASSET/CLAYMORE INF-LINKED SECURITIES & INCOME	10,000.00	121,874	124,034
WISDOMTREE DREYFUS CHINESE YUAN FUND	10,000.00	251,651	252,900
TOTAL BOND MUTUAL FUNDS		23,349,087	24,925,360	23.83%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Value
ISHARES INC MSCI CANADA INDEX		10,000.00	202,749	238,500	0.23%

Diversified Emerging Markets
ISHARES MSCI BRIC INDEX		2,000.00	76,710	84,880
ISHARES MSCI EMERGING MARKETS INDEX		5,000.00	162,695	187,850
WISDOMTREE EMERGING MARKETS SMALL CAP DIV		15,000.00	424,185	584,700
			663,590	857,430	0.82%

Diversified Asia Pacific
ISHARES MSCI EX-JAPAN		10,000.00	297,900	395,900
ISHARES TR FTSE/XINHUA CHINA 25 INDEX		15,000.00	474,741	625,500
			772,641	1,021,400	0.98%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX		25,000.00	273,430	388,250
TEMPLETON DRAGON FD COM		6,000.00	160,320	153,600
			433,750	541,850	0.52%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX		10,000.00	507,287	688,300	0.65%

TOTAL INTERNATIONAL EQUITIES			2,580,017	3,347,480	3.20%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	306,200	0.29%

Real Estate
COHEN & STEERS REIT & PREFERRED INCOME FUND		15,000.00	102,853	135,450	0.13%

Health
ISHARES DOW JONES US PHARMACEUTICCALS		3,000.00	158,105	153,087	0.15%

Precious Metals
ISHARES SILVER TRUST	[3]	25,000.00	344,625	401,750
MARKET VECTORS GOLD MINERS ETF	[3]	29,000.00	1,112,540	1,228,730
SPDR GOLD SHARES	[3]	10,000.00	969,549	1,025,300
			2,426,714	2,655,780	2.54%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS: (Continued)
World Allocation
IVY ASSET STRATEGY FUND CLASS I	72,445.42	1,979,197	1,539,465	1.47%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	311,478.07	5,000,000	4,036,756	3.86%

TOTAL SPECIALTY FUNDS		10,030,407	8,826,738	8.44%

TOTAL STOCK MUTUAL FUNDS		12,610,424	12,174,218	11.64%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$35,959,511	$37,099,578	35.47%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Company Name		Cost	Market Value	Percent of Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
DEL MAR INDEX OPPORTUNITIES ONSORE FUND	[2]	$1,500,000	$1,536,437
ELLIOTT ASSOCIATES LP	[2]	2,000,000	2,393,892
JMG CAPITAL PARTNERS LP	[2]	292,688	665,291
LMC COMPASS FUND LP	[2]	1,500,000	1,799,928
RD LEGAL FUNDING PARTNERS LP	[2]	1,000,000	1,153,699
STARK INVESTMENTS LP	[2]	1,000,000	2,404,578
STARK STRUCTURED FINANCE ONSHORE FUND	[2]	1,000,000	799,901
WALNUT INVESTMENT PARTNERS	[2]	235,567	126,318
TOTAL LIMITED PARTNERSHIPS		8,528,255	10,880,044	10.40%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET	[3]	58,400	251
CREDIT SUISSE 24 MONTH GULF CURRENCY BASKET	[3]	152,400	187
TOTAL WARRANTS		210,800	438	0.00%

TOTAL OTHER INVESTMENTS		$8,739,055	$10,880,482	10.40%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	1,000.00	FUQI INTERNATIONAL INC	[3]	$29,125	$20,490
	25,000.00	GARMIN LTD ORD		573,649	756,500
	2,000.00	GUESS INC		74,590	73,100
	172,000.00	HEAD N V NY REGISTRY SH	[3]	345,561	156,520
	20,000.00	NINTENDO	[3]	676,450	640,190
				1,699,375	1,646,800	1.57%

Consumer Services	2,000.00	COMPANHIA DE BEBIDAS DAS A		160,754	180,160	0.17%

Media	11,600.00	NEWS CORP CL B		166,905	157,760	0.15%

Retailing	2,000.00	AARON'S INC		53,056	50,100	0.05%

TOTAL CONSUMER DISCRETIONARY				2,080,090	2,034,820	1.94%

CONSUMER STAPLES
Food & Staples Retailing	15,000.00	WAL MART STORES INC COM		750,223	745,200	0.71%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC		172,750	181,100
	9,400.00	DIAGEO P L C SPON ADR NEW		586,834	611,188
	2,500.00	GENERAL MLS INC COM		169,737	164,800
	5,000.00	LORILLARD INC		323,175	388,600
	8,150.00	NESTLE S A SPONSORED ADR		308,331	380,506
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	710,400
				2,188,389	2,436,594	2.33%

Household & Personal Products	6,000.00	PROCTER & GAMBLE CO COM		391,831	348,000	0.33%

TOTAL CONSUMER STAPLES				3,330,443	3,529,794	3.37%

ENERGY	11,700.00	BP PLC SPONSORED ADR		554,964	662,454
	3,500.00	BP PRUDHOE BAY ROYALTY TRUST		307,619	268,625
	3,000.00	BUCKEYE PARTNERS L P UNIT		146,923	149,160
	200.00	CNOOC LTD ADS		25,199	29,788
	5,000.00	CONOCOPHILLIPS COM		258,903	250,900
	9,000.00	CPFL ENERGIA		433,927	470,520
	4,000.00	DIAMOND OFFSHORE DRILL COM		379,732	381,000
	1,000.00	ENBRIDGE ENERGY PARTNERS		43,814	46,480
	6,000.00	ENCANA CORP COM		311,450	332,340
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	299,565
	11,500.00	ENERGY TRANSFER PRTNRS		494,758	498,525
	13,440.00	ENTERPRISE PRODS PARTN COM		294,395	376,858
	6,004.00	EXXON MOBIL CORP COM		453,624	430,307
	5,000.00	KINDER MORGAN ENERGY UT LT		261,493	270,000
	172.00	KINDER MORGAN MANAGEMENT	[3]	7,940	8,051
	667.00	KINDER MORGAN MGMT FRACTIONAL	[3]	-	-
	15,000.00	LINN ENERGY LLC		270,792	367,500
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	300,125
	10,000.00	MLP & STRATEGIC EQUITY FUND		138,072	144,500

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets
COMMON STOCKS:
ENERGY (Continued)	4,000.00	NATIONAL OILWELL VARCO COM	[3]	147,660	163,960
	3,000.00	ONEOK PARTNERS LP		155,009	163,200
	10,000.00	PENN WEST ENERGY TR		181,713	164,500
	10,000.00	PETROLEO BRASILEIRO SA SPO	[3]	388,019	462,200
	5,000.00	PLAINS ALL AMERICAN PIPELINE LP		245,274	239,150
	50.00	SASOL		2,275	1,869
	10,000.00	TOTAL FINA S A SPONSORED A		505,647	600,700
	6,000.00	WALTER ENERGY INC		392,184	351,000
TOTAL ENERGY				6,809,817	7,433,277	7.11%

FINANCIALS
Banks	14,400.00	BANK OF AMERICA CORP COM		547,651	209,952
	50,000.00	BLADEX - BANCO LATIN AMERICA		562,989	705,500
				1,110,640	915,452	0.87%

Diversified Financials	13,200.00	ALLIANCE BERNSTEIN HLDG LP		549,292	356,136
	4,000.00	NYSE EURONEXT		110,780	103,400
				660,072	459,536	0.44%

Insurance	2.00	BERKSHIRE HATHAWAY A	[3]	218,700	198,000
	11,200.00	MARSH & MCLENNAN COS COM		303,217	262,752
	1,000.00	TRAVELERS COMPANIES COM		51,295	49,790
				573,212	510,542	0.49%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	280,000
	1,000.00	VENTAS INC		39,085	40,130
				409,088	320,130	0.31%

Financial	5,700.00	LEGG MASON		237,245	165,927	0.16%

TOTAL FINANCIALS				2,990,257	2,371,587	2.27%

HEALTH CARE
Health Care Equipment & Services	2,000.00	COVIDIEN PLC		109,285	84,240
	1,000.00	CRYOLIFE INC		15,192	6,000
	550.00	LABORATORY CORP AMER HLDGS		38,784	37,890
	2,900.00	MEDTRONIC INC COM		156,441	103,530
	500.00	QUEST DIAGNOSTICS INC COM		28,695	27,965
	4,500.00	VARIAN MEDICAL SYSTEMS		168,314	184,410
				516,711	444,035	0.42%

Pharmaceuticals & Biotechnology	5,500.00	AMGEN INC COM		293,069	294,910
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	327,000
	10,000.00	GLAXOSMITHKLINE PLC		306,136	411,600
	7,500.00	JOHNSON & JOHNSON COM		460,377	442,875
	35,000.00	MERCK & CO INC COM		1,134,486	1,082,550
	3,000.00	PDL BIOPHARMA INC COM		30,543	25,230
	72,200.00	PFIZER INC COM		1,427,522	1,229,566
				4,022,702	3,813,731	3.65%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
HEALTH CARE (Continued)
Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG		110,365	96,720	0.09%

TOTAL HEALTH CARE				4,649,778	4,354,486	4.16%

INDUSTRIALS
Capital Goods	5,000.00	3M COMPANY		412,920	367,850
	5,500.00	CATERPILLAR INC DEL COM		226,983	302,830
	7,500.00	DEERE & CO COM		425,212	341,625
	6,400.00	EMERSON ELEC CO COM		259,662	241,600
	23,200.00	GENERAL ELEC CO COM		622,050	330,832
	2,000.00	JOY GLOBAL INC		107,829	100,820
	10,000.00	NORTHROP GRUMMAN CORP		496,246	501,300
	200.00	SIEMENS A G SPONSORED ADR		14,415	18,004
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	213,300
				2,733,659	2,418,161	2.31%

Commercial Services & Supplies	250.00	STERICYCLE INC COM	[3]	12,177	13,092	0.01%

TOTAL INDUSTRIALS				2,745,836	2,431,253	2.32%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		677,657	790,305
	7,000.00	ORACLE CORP COM		148,921	147,700
	2,500.00	PERFECT WORLD	[3]	106,803	110,025
				933,381	1,048,030	1.00%

Technology Hardware & Equipment	1,500.00	APPLE COMPUTER INC COM	[3]	245,647	282,750
	11,900.00	CISCO SYS INC COM	[3]	220,256	271,439
	1,300.00	L-3 COMMUNICATNS HLDGS COM		137,210	93,977
	1,000.00	RESEARCH IN MOTION LTD COM	[3]	69,365	58,730
	150,000.00	SUN MICROSYSTEMS INC COM	[3]	1,314,000	1,227,000
	200.00	WESTERN DIGITAL CORP COM	[3]	5,765	6,736
				1,992,243	1,940,632	1.86%

Semiconductors & Semiconductor Equipment	13,000.00	INTEL CORP COM		217,275	248,430	0.24%

TOTAL INFORMATION TECHNOLOGY				3,142,899	3,237,092	3.10%

MATERIALS	8,400.00	ARCELOR MITTAL		293,698	285,768
	4,000.00	SPONSORED		241,341	262,320
	110.00	BROOKFIELD INFRASTRUCTURE		2,310	1,595
	26,000.00	CEMEX S A SPON ADR 5 ORD	[3]	243,518	269,880
	1,000.00	CF INDUSTRIES HOLDINGS, INC		71,800	83,250
TOTAL MATERIALS				852,667	902,813	0.86%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV	87,426	88,260
	6,000.00	AT&T CORP COM	152,670	154,020
	1,200.00	BRASIL TELECOM	90,830	60,396
	30,000.00	BT GROUP	589,198	640,500
	11,500.00	CHINA MOBILE HONG KONG	574,440	537,395
	15,000.00	FRANCE TELECOM ADR	390,091	378,300
	15,000.00	PARTNER COMMUNICATIONS	233,861	282,750
	25,000.00	QWEST COMMUNICATIONS COM	111,375	89,750
	500.00	SK TELECOM LTD	9,648	8,355
	5,688.00	TELECOM CP NEW ZEALAND	82,004	50,964
	18,500.00	TELECOMUNCA DE SAO PAULO	418,772	458,615
	2,000.00	TELEFONICA S A SPONSORED	118,089	167,860
	20,000.00	TELSTRA LTD SPON ADR FINAL	289,700	299,996
	3,000.00	VERIZON COMMUNICATIONS COM	97,215	88,770
	10,000.00	WINDSTREAM CORP COM	136,850	96,400
TOTAL TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV	3,382,169	3,402,331	3.25%

UTILITIES	15,000.00	COMPANHIA DE SANEAMENTO	476,428	577,800
	37,500.00	DUKE ENERGY CORP COM	566,469	593,250
	10,000.00	ENERSIS	187,133	176,800
	1,500.00	ENTERGY CORP NEW COM	111,577	115,080
	9,500.00	SOUTHERN CO COM	326,330	296,305
TOTAL UTILITIES			1,667,937	1,759,235	1.68%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	484,798	526,631	0.50%

TOTAL INVESTMENTS IN COMMON STOCKS			$32,136,691	$31,983,319	30.57%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS:
SUN MICROSYSTEMS CALL OPTION, $9.00 EXP 11/16/10	[3]	3,000	$111,012	$78,000
TOTAL CALL OPTIONS			111,012	78,000	0.07%

PUT OPTIONS:
ISHARES MSCI EMERGING MKTS PUT OPTION, $33 EXP 12/19/09	[3]	250.00	43,381	19,000
MATERIALS SELECT SECTOR PUT OPTION, $26 EXP 12/19/09	[3]	300.00	29,401	15,000
SUN MICROSYSTEMS PUT OPTION, $7.50 EXP 11/16/10	[3]	1,500.00	73,491	82,500
TOTAL PUT OPTIONS			146,273	116,500	0.11%

TOTAL INVESTMENTS IN CALL AND PUT OPTIONS			$257,285	$194,500	0.18%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2009

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

PREFERRED STOCKS:
COMCAST CORP 7%		10,000.00	$228,661	$243,400
FREEPORT-MCMORAN COPPER & GOLD	[2,3]	2,500.00	224,823	266,900
LEARNINGSTATION.COM	[2,3]	1,224,661.00	500,000	-
RAM REINSURANCE 0.00% PFD	[2,3]	10.00	1,001,109	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$1,954,593	$510,300	0.49%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2009

Company Name	Cost	Market Value	Percent of Net Assets

Short-term Investments First American Treasury Oblig. Fund Z	$21,492,401	$21,492,401	20.55%

TOTAL INVESTMENTS - MARKET VALUE		$105,257,784	100.63%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(655,095)	-0.63%

TOTAL NET ASSETS		$104,602,689	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2009

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS:
AARON'S INC CALL OPTION, $30 EXP 11/21/09	[3]	(20.00)	$(1,180)	$(100)
APPLE COMPUTER CALL OPTION, $170 EXP 01/16/10	[3]	(10.00)	(6,930)	(24,200)
APPLE COMPUTER CALL OPTION, $200 EXP 01/16/10	[3]	(5.00)	(2,515)	(3,800)
ARCELOR MITTAL CALL OPTION, $43 EXP 12/19/09	[3]	(30.00)	(5,190)	(900)
COMPANHIA DE BEBIDAS CALL OPTION, $90 EXP 01/16/10	[3]	(20.00)	(4,460)	(12,600)
DIAMOND OFFSHORE CALL OPTION, $105 EXP 12/19/09	[3]	(15.00)	(5,745)	(225)
EXXON MOBIL CALL OPTION, $85 EXP 01/16/10	[3]	(10.00)	(9,530)	(200)
GENERAL ELECTRIC CALL OPTION, $25 EXP 01/16/10	[3]	(50.00)	(12,942)	(150)
GUESS INC CALL OPTION, $40 EXP 12/19/09	[3]	(20.00)	(4,560)	(2,500)
JOY GLOBAL CALL OPTION, $60 EXP 12/19/09	[3]	(20.00)	(4,060)	(2,800)
MARKET VECTORS GOLD MINERS CALL OPTION, $45 EXP 12/19/09	[3]	(50.00)	(11,899)	(10,800)
MARKET VECTORS GOLD MINERS CALL OPTION, $49 EXP 12/19/09	[3]	(30.00)	(6,240)	(3,150)
MARKET VECTORS GOLD MINERS CALL OPTION, $50 EXP 01/16/10	[3]	(10.00)	(2,330)	(1,500)
MARKET VECTORS GOLD MINERS CALL OPTION, $50 EXP 12/19/09	[3]	(50.00)	(6,149)	(4,500)
NATIONAL OILWELL CALL OPTION, $40 EXP 11/21/09	[3]	(20.00)	(5,160)	(5,160)
ORACLE CORP CALL OPTION, $25 EXP 12/19/09	[3]	(30.00)	(1,470)	(150)
PROCTER & GAMBLE CALL OPTION, $75 EXP 01/16/10	[3]	(20.00)	(8,960)	(100)
RESEARCH IN MOTION CALL OPTION, $50 EXP 01/16/10	[3]	(10.00)	(10,030)	(11,000)
WALTER ENERGY CALL OPTION, $50 EXP 01/16/10	[3]	(30.00)	(12,539)	(4,500)
WALTER ENERGY CALL OPTION, $75 EXP 12/19/09	[3]	(20.00)	(8,959)	(1,600)

TOTAL CALL OPTIONS			$(130,848)	$(89,935)	-0.09%

Item. 2.  Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on  February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3.  Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert.  Mr. Farmer is an independent director of the Registrant.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: $41,484.00 for the fiscal year ended October 31, 2008; $53,900.00 for the fiscal year ended October 31, 2009.

(b) Audit-Related Fees: $1,884.00 for the fiscal year ended October 31, 2008; $2,054.00 for the fiscal year ended October 31, 2009.  These fees were incurred for travel-related expenses.

(c) Tax Fees: $0.00 for the fiscal year ended October 31, 2008; $0.00 for the fiscal year ended October 31, 2009.  These fees were incurred for review of the tax returns.

(d) All Other Fees: $0.00 for the fiscal year ended October 31, 2008; $1,899.00 for the fiscal year ended October 31, 2009. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy.  As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2009 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

(a)(1)  As of the date of filing of this report, Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Registrant’s portfolio.  Mr. Paul Broyhill has served in such capacity since the inception of the Registrant in 1982.  Messrs. Landry and Hunt Broyhill have served in such capacity since 2001.  Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Registrant on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005.  At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has served as a portfolio manager since February 2006.  He has been employed by the Registrant since 1995, researching and advising management about hedge funds and other alternative investments.

(a)(2)  The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities.  The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance.  The information is provided as of the Registrant’s fiscal year ended October 31, 2009.

Paul H. Broyhill
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	5
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$0	$38,600,000
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Michael G. Landry
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	0
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	0
Assets Managed	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

M. Hunt Broyhill
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$11,000,000	$22,300,000
Assets Managed with Performance-Based Advisory Fees	$0	$11,900,000	$0

Christopher R. Pavese
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	23
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$18,500,000	$7,800,000
Assets Managed with Performance-Based Advisory Fees	$0	$6,900,000	$0

Dan J. Wakin
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	40
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$11,000,000	$7,200,000
Assets Managed with Performance-Based Advisory Fees	$0	$11,900,000	$0

Material Conflicts of Interest
The Fund recognizes that actual or potential conflicts of interest are inherent in our business.  These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.  Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager.  Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally.  Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

The Fund is in the process of developing written policies and procedures designed to address conflicts of interest its portfolio managers may face.

(a)(3)

Compensation Structure of Portfolio Managers
The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Fund.  Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Fund.  Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Fund.  Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Fund.  Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Fund.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2009 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
Paul H. Broyhill	Over $1,000,000
Michael G. Landry	$1-$10,000
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	None
Dan J. Wakin	None

(b) N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The Registrant's Code of Ethics is attached as Exhibit 12(a)(1).

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By
/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill
Paul H. Broyhill
President and Chief Executive Officer

Date: December 23, 2009

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date: December 23, 2009